SCHEDULE OF CONTRACT LIABILITIES (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities
At beginning of the fiscal year	$ 30,000
Billed during the fiscal year	7,243,440	360,000
Revenue recognized during the fiscal year	(2,970,385)	(330,000)
At end of the fiscal year	$ 4,303,055	$ 30,000